Document And Entity Information	May 05, 2021
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	MercadoLibre, Inc.
Entity File Number	001-33647
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0212790
Entity Address, Address Line One	Pasaje Posta 4789
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1430EKG
City Area Code	5411
Local Phone Number	4640-8000
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001099590
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MELI
Security Exchange Name	NASDAQ
2.375% Sustainability Notes due 2026 [Member]
Title of 12(b) Security	2.375% Sustainability Notes due 2026
Trading Symbol	MELI26
Security Exchange Name	NASDAQ
3.125% Notes due 2031 [Member]
Title of 12(b) Security	3.125% Notes due 2031
Trading Symbol	MELI31
Security Exchange Name	NASDAQ